Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Non-Current Assets [Abstract]
Other Non-Current Assets	Other Non-Current Assets

	December 31, 2025	December 31, 2024
	(In millions of Korean won)
Prepaid expenses(*)	₩ 14,646	₩ 8,132
Other	555	319
Total	15,201	8,451
(*)Prepaid Expenses consist of the minimum guaranteed royalty and technical support fee.